UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 January 30, 2004

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	70

Form13F Information Table Value Total:	221047

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      737    27500 SH       SOLE                                      27500
3M Company                     COM              88579y101     7331    86212 SH       SOLE                                      86212
Allstate Corp.                 COM              020002101     5704   132596 SH       SOLE                                     132596
Altria Group Inc               COM              02209s103      463     8500 SH       SOLE                                       8500
American Express Co.           COM              025816109     5499   114025 SH       SOLE                                     114025
American Intl. Group           COM              026874107     4137    62411 SH       SOLE                                      62411
Amgen Corp.                    COM              031162100     4190    67812 SH       SOLE                                      67812
Amsouth Bancorporation         COM              032165102     4085   166715 SH       SOLE                                     166715
BP Amoco PLC Spons ADR         COM              055622104     4797    97202 SH       SOLE                                      97202
Bank of America Corp.          COM              060505104     5681    70633 SH       SOLE                                      70633
Bard (C.R.), Inc.              COM              067383109     1406    17300 SH       SOLE                                      17300
Bell South Corp.               COM              079860102      765    27017 SH       SOLE                                      27017
Bristol Myers Squibb Co.       COM              110122108     2345    81990 SH       SOLE                                      81990
C D W Corporation              COM              12512n105     1662    28775 SH       SOLE                                      28775
CVS Corp.                      COM              126650100     3597    99572 SH       SOLE                                      99572
Caterpillar Inc.               COM              149123101      266     3200 SH       SOLE                                       3200
ChevronTexaco Corp.            COM              166764100     5653    65438 SH       SOLE                                      65438
Citigroup Inc.                 COM              172967101      533    10981 SH       SOLE                                      10981
Coca Cola Co.                  COM              191216100     4534    89332 SH       SOLE                                      89332
ConocoPhillips                 COM              20825c104     6416    97853 SH       SOLE                                      97853
Costco Wholesale Corp.         COM              22160k105     5400   145247 SH       SOLE                                     145247
Disney (Walt) Co.              COM              254687106     1774    76050 SH       SOLE                                      76050
Dow Jones & Co.                COM              260561105      264     5300 SH       SOLE                                       5300
DuPont                         COM              263534109      311     6782 SH       SOLE                                       6782
Emerson Electric Co.           COM              291011104     2112    32625 SH       SOLE                                      32625
Exxon Mobil Corp.              COM              30231G102     7104   173280 SH       SOLE                                     173280
Gannett Co. Inc.               COM              364730101     9134   102441 SH       SOLE                                     102441
General Electric Co.           COM              369604103     9746   314574 SH       SOLE                                     314574
Goldman Sachs Group            COM              38141g104      903     9150 SH       SOLE                                       9150
H. J. Heinz Co.                COM              423074103      936    25690 SH       SOLE                                      25690
Harrah's Entertainment Inc.    COM              413619107     1507    30275 SH       SOLE                                      30275
Hewlett Packard Co             COM              428236103     3537   153968 SH       SOLE                                     153968
Home Depot Inc.                COM              437076102     6005   169203 SH       SOLE                                     169203
Hughes Electronics             COM              444418107      658    39761 SH       SOLE                                      39761
Int'l Business Machines Corp.  COM              459200101     5265    56808 SH       SOLE                                      56808
Intel Corp.                    COM              458140100     2422    75578 SH       SOLE                                      75578
Jameson Inns Inc               COM              470457102       24    10000 SH       SOLE                                      10000
Jefferson - Pilot              COM              475070108     1552    30648 SH       SOLE                                      30648
Johnson & Johnson              COM              478160104     8166   158078 SH       SOLE                                     158078
Kimberly - Clark               COM              494368103     3876    65600 SH       SOLE                                      65600
Kraft Foods Inc                COM              50075n104     1347    41800 SH       SOLE                                      41800
Liberty Media Corp. New Com Se COM              530718105      780    65569 SH       SOLE                                      65569
Lowe's Cos.                    COM              548661107      270     4875 SH       SOLE                                       4875
Medco Health Solutions         COM              58405u102     4216   124025 SH       SOLE                                     124025
Media General Inc Cl A         COM              584404107      456     7000 SH       SOLE                                       7000
Merck & Co. Inc.               COM              589331107     6618   143249 SH       SOLE                                     143249
Microsoft Corp.                COM              594918104     1980    72335 SH       SOLE                                      72335
Morgan Stanley                 COM              617446448     6961   120293 SH       SOLE                                     120293
Murphy Oil Corp.               COM              626717102     4200    64310 SH       SOLE                                      64310
Mylan Laboratories             COM              628530107     1419    56175 SH       SOLE                                      56175
News Corp Pfd Class A          COM              652487802      292     9643 SH       SOLE                                       9643
Pepsico Inc.                   COM              713448108     1257    26956 SH       SOLE                                      26956
Pfizer, Inc.                   COM              717081103     5684   160876 SH       SOLE                                     160876
Procter & Gamble               COM              742718109     5344    53505 SH       SOLE                                      53505
Royal Dutch Petroleum NLG 1.25 COM              780257804      218     4155 SH       SOLE                                       4155
Schering-Plough                COM              806605101     1716    98682 SH       SOLE                                      98682
Schlumberger Ltd.              COM              806857108      600    10970 SH       SOLE                                      10970
Standard & Poor's Dep. Rcpts.  COM              78462f103      568     5103 SH       SOLE                                       5103
SunTrust Banks Inc.            COM              867914103     2354    32925 SH       SOLE                                      32925
TJX Companies Inc              COM              872540109     6161   279425 SH       SOLE                                     279425
Time Warner Inc.               COM              887317105     3257   181045 SH       SOLE                                     181045
U. S. Bancorp                  COM              902973304     2933    98500 SH       SOLE                                      98500
United Parcel Service Cl B     COM              911312106     6118    82060 SH       SOLE                                      82060
United Technologies Corp.      COM              913017109     5388    56856 SH       SOLE                                      56856
Verizon Communications         COM              92343v104      456    13006 SH       SOLE                                      13006
Wachovia Corporation           COM              929903102     3845    82533 SH       SOLE                                      82533
WellPoint Health Networks      COM              94973h108     1669    17205 SH       SOLE                                      17205
Wells Fargo & Co.              COM              949746101      819    13900 SH       SOLE                                      13900
Wendy's Intl                   COM              950590109     2164    55150 SH       SOLE                                      55150
Wyeth                          COM              983024100     1462    34450 SH       SOLE                                      34450